RESERVES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017
RESERVES
Foreign currency translation	$ 1,288,896	$ 1,419,551	$ 1,419,551	$ 765,930	$ 1,288,896
Share-based payments	4,755,597	4,635,310	4,635,310	4,885,232	4,755,597
Total reserves				$ 5,651,162	$ 6,044,493
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	1,288,896	1,419,551
Add: net currency translation gain / (loss)	(522,966)	(130,655)	1,307,219
Balance at the end of the financial year	765,930	1,288,896	1,419,551
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	4,755,597	4,635,310
Add: share-based payments expense	129,635	120,287	50,239
Balance at the end of the financial year	$ 4,885,232	$ 4,755,597	$ 4,635,310